LEASE (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Lease Cost
Operating lease cost	$ 2,326	$ 2,195
Short-term lease cost	712	883
Total lease cost	3,038	3,078
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	2,337	2,215
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,931	$ 2,647
Weighted-average remaining lease term - operating leases	3 years 7 months 6 days	4 years 3 months 18 days
Weighted-average discount rate - operating leases	5.10%	5.00%